Reserve for Future Policy Benefits and Separate Account Liabilities Level 4 Separate Accounts by Major Category of Investment (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 17,244
Schedule of Fair Value of Separate Accounts by Major Category of Investment, Fair Value	$ 33,776	$ 32,433
Invested in Fixed Income Securities	18.00%	21.00%
Invested in Equity Securities	82.00%	79.00%
Equity Securities [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Schedule of Fair Value of Separate Accounts by Major Category of Investment, Fair Value	$ 32,011	$ 31,114
Cash and Cash Equivalents [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Schedule of Fair Value of Separate Accounts by Major Category of Investment, Fair Value	1,765	1,319
Guaranteed Minimum Death Benefit [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	2,801
Deferred Annuitization [Member] | Guaranteed Minimum Death Benefit [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 2,570	$ 2,300